Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2025 £’000	2024 £’000
Trade receivables	£151,199	£149,855
Prepayments	11,205	11,499
Accrued income	23,973	14,194
Research and development tax credit	8,481	4,884
Grant receivable	6,551	4,892
Other receivables	8,114	8,349
Total trade and other receivables	£209,523	£193,673
The following table presents the trade receivables and accrued income aging intervals and the allocation of the expected credit loss allowance as of 30 June 2025 and 30 June 2024:

	2025 £’000		2024 £’000
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	139,532	—	137,482	(66)
1 - 30 days overdue	11,479	—	11,759	(1)
31 - 60 days overdue	9,241	(105)	9,045	(126)
61 - 90 days overdue	6,547	(133)	2,605	(87)
Over 90 days overdue	13,354	(4,743)	6,222	(2,784)
Total	180,153	(4,981)	167,113	(3,064)

The gross and net amounts of trade receivables and accrued income were as follows:

	2025 £’000	2024 £’000
Trade receivables - gross	£156,180	£152,919
Expected credit loss allowance	(4,981)	(3,064)
Trade receivables - net	£151,199	£149,855

	2025 £’000	2024 £’000
Accrued income - gross	£23,973	£14,194
Expected credit loss allowance	—	—
Accrued income - net	£23,973	£14,194
Movements in the expected credit loss allowance were as follows:

	2025 £’000	2024 £’000
As at 1 July	£3,064	£4,494
Provided in the year	4,223	2,570
Released in the year	(1,895)	(2,228)
Utilised in the year	(313)	(1,665)
Effect of foreign exchange translations	(98)	(107)
As at 30 June	£4,981	£3,064